Supplemental Cash Flow Information - Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Income tax refunds received	$ 3,838	$ 4,068	$ 12,681
Income taxes paid	(26,587)	(24,960)	(25,308)
Interest paid, net of amount capitalized	$ (87,076)	$ (91,496)	$ (70,915)